INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

NOTE 11 — INTANGIBLE ASSETS

The Company’s intangible assets consist of costs incurred in connection with the development of the Company’s digital education software platform, trademarks, and assets identified as part of business acquisitions. During the six months ended June 30, 2023, the Company incurred $322,419 (June 2022 — $313,876) of software development costs. There were no acquisitions or disposals of other intangible assets. During the six months ended June 30, 2023, the Company recorded amortization of $929,490 (June 2022 — $247,693)

NOTE 13 — INTANGIBLE ASSETS

The Company’s intangible assets consist of costs incurred in connection with the development of the Company’s digital education software platform, the acquisition of customer relationships and trademarks.

A reconciliation of intangible assets for the years ended December 31, 2022 and 2021 are as follows:

	Balance as of December 31, 2021	Software Development Additions	Acquisition of Intangibles	Amortization Expense	Impairment	Foreign Currency Translation	Balance as of December 31, 2022
GeniusU software platform	$2,811,496	$743,995	$—	$—	$(1,084,613)	$—	$2,470,878
Trade names, trademarks and domain names	13,234	—	6,919,356	—	—	355	6,932,945
Customer Relationship		—	8,964,000	(321,832)	—		8,642,168
Accumulated amortization	(1,429,761)	—	—	(508,937)	—	—	(1,938,698)
Net carrying value	$1,394,969	$743,995	$15,883,356	$(830,769)	$(1,084,613)	$355	$16,107,293

	Balance as of December 31, 2020	Software Development Additions	Acquisition of Intangibles	Amortization Expense	Foreign Currency Translation	Balance as of December 31, 2021
GeniusU software platform platform	$2,007,182	$804,314	$—	$—	$—	$2,811,496
Trademarks	13,234	—	—	—	—	13,234
Accumulated amortization	(1,015,502)	—	—	(424,080)	9,821	(1,429,761)
Net carrying value	$1,004,914	$804,314	$—	$(424,080)	$9,821	$1,394,969

During the years ended December 31, 2022 and 2021, the Company recorded amortization of intangible assets in the amount of $830,769 and $424,080 respectively. The Company impaired $1.1 million of developed software at GeniusU due to a decrease in the fair value of the subsidiary based on a discounted cash flow model.

Annual estimated total amortization expense is $1.5 million, $1.42 million, $1.33 million for 2023 through 2025 and $12.93 million thereafter.